Shareholder Report, Average Annual Return (Details) LMA2600_ClearBridge Sustainability Leaders Fund_Class R_TSR Annual {Class R}	12 Months Ended	41 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	14.22%	10.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	17.13%